Financial investments and financial receivables	12 Months Ended
Dec. 31, 2022
Financial investments and financial receivables [abstract]
Disclosure of financial investments and financial receivables [text block]
16 Financial investments and financial receivables
Non-current financial investments
At 31 December
(in USD million) 2022 2021
Bonds 1,448 1,822
Listed equity securities 794 1,131
Non-listed equity securities 491 393
Financial investments 2,733 3,346
Bonds and equity securities mainly relate to investment portfolios held by Equinor’s captive insurance company and other listed and
non-listed equities held for long-term strategic purposes, mainly accounted for using fair value through profit or loss.
Non-current prepayments and financial receivables
At 31 December
(in USD million) 2022 2021
Interest-bearing financial receivables

1,658 707
Other interest-bearing receivables 66 276
Prepayments and other non-interest-bearing receivables 339 104
Prepayments and financial receivables 2,063 1,087
Interest-bearing financial receivables consist primarily of receivables from related parties, see note 27 Related parties. Other interest-
bearing receivables primarily relate to financial sublease and tax receivables.
Current financial investments
At 31 December
(in USD million) 2022 2021
Time deposits 12,373 7,060
Interest-bearing securities 17,504 14,186
Financial investments 29,876 21,246
At 31 December 2022, current financial investments include USD 410 million in investment portfolios held by Equinor’s captive
insurance company which mainly are accounted for using fair value through profit or loss.

The corresponding balance at 31 December
2021 was USD 300

million.
For information about financial instruments by category, see note 28 Financial instruments and fair value measurement
.